Foreign Exchange Transactions, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Schedule of foreign exchange transactions, net
	2018	2019	2020
	MCh$	MCh$	MCh$
Gain (loss) from accounting hedges	118,690	113,374	(17,156)
Indexed foreign currency	(125,598)	(88,772)	176,469
Exchange difference, net	9,609	6,284	(2,651)
Total	2,701	30,886	156,662